SCHEDULE OF MINIMUM LEASE PAYMENTS UNDER THE TERMS OF THE LEASES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases
Operating Leases, 2021		$ 320,800
Finance Leases, 2021		397,100
2021		717,900
Operating Leases, 2022		303,000
Finance Leases, 2022		269,400
2022		572,400
Operating Leases, 2023		196,800
Finance Leases, 2023		264,500
2023		461,300
Operating Leases, 2024		113,900
Finance Leases, 2024		161,300
2024		276,200
Operating Leases, 2025
Finance Leases, 2025
2025
Operating Leases, Total Lease payments		934,500
Finance Leases, Total Lease payments		1,093,300
Total Lease payments		2,027,800
Operating Leases, Less Amount discount/Interest		(92,800)
Finance Leases, Less Amount discount/Interest		(93,900)
Less Amount discount/Interest		(186,700)
Right of Use Liabilities	$ 852,900	841,700	$ 1,115,500	$ 474,200
Finance Leases	$ 759,100	999,400	$ 520,700
Total lease		$ 1,841,100